Quantitative and qualitaty information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commercial Portfolio Segment Member
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	$ 10,037,787	$ 9,874,249
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	305,488	714,411
Net Credit Losses During Period On Loans Managed And Securitized	270,266	189,293
Commercial Real Estate Construction Financing Receivable Member
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	206,084	330,997
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	23,771	123,170
Net Credit Losses During Period On Loans Managed And Securitized	(6,796)	(1,883)
Legacy [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	211,135	386,297
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	17,148	60,853
Net Credit Losses During Period On Loans Managed And Securitized	(2,583)	16,338
Finance Leases Portfolio Segment Member
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	543,761	540,523
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	5,102	6,420
Net Credit Losses During Period On Loans Managed And Securitized	3,506	943
Mortgages [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	9,315,454	9,269,263
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	1,033,419	1,361,636
Net Credit Losses During Period On Loans Managed And Securitized	260,682	72,771
Consumer [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	3,932,226	3,868,886
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	95,329	93,119
Net Credit Losses During Period On Loans Managed And Securitized	96,971	126,099
Loans Securitized Sold [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	(2,524,155)	(2,932,555)
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	(196,590)	(235,584)
Net Credit Losses During Period On Loans Managed And Securitized	(5,641)	(797)
Loans Held For Sale [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	(110,426)	(354,468)
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	(1,184)	(96,360)
Net Credit Losses During Period On Loans Managed And Securitized	(362,645)	(34)
Loans Held In Portfolio [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	24,596,293	24,739,164
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	2,054,145	3,194,091
Net Credit Losses During Period On Loans Managed And Securitized	329,970	493,608
Covered Under Loss Sharing Agreements With F D I C [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	2,984,427	3,755,972
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	771,662	1,166,426
Net Credit Losses During Period On Loans Managed And Securitized	$ 76,210	$ 90,878